Income Tax (Details) - Schedule reconciliation of federal income tax rate and effective tax rate - Stable Road Acquisition Corp [Member]	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Income Tax (Details) - Schedule reconciliation of federal income tax rate and effective tax rate [Line Items]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of warrant liability	(23.90%)	(19.70%)
Transaction costs allocable to warrant liabilities	3.30%
Change in valuation allowance	0.50%	(1.70%)
Income tax provision	0.90%	(0.40%)